SHELTON FUNDS

1875 Lawrence Street, Suite 300

Denver, Colorado 80202

Telephone (800) 955-9988

Internet www.sheltoncap.com

January 3, 2019

VIA EDGAR

Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Shelton Funds

File Nos. 033-00499 and 811-04417

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 31, 2018 (Accession No. 0001398344-18-018815) of Registrant’s Post-Effective Amendment No. 58 under the Securities Act of 1933 and Amendment No. 59 under the Investment Company Act of 1940.

Sincerely,

/s/ Stephen C. Rogers
Stephen C. Rogers
Chairman